Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Midcap Index Fund, Inc.
Entity Central Index Key	0000875732
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000172470 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Midcap Index Fund, Inc.
Class Name	Class I
Trading Symbol	DMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$26	0.25%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Class I shares returned 6.12%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 6.38% for the same period.
What affected the Fund’s performance?
  The U.S. mid-cap market advanced during the reporting period, supported by a resilient economy, easing inflation and stable employment.
  Mid-cap stocks underperformed their large-cap counterparts, reflecting limited exposure to artificial intelligence and technology and greater exposure to traditional areas such as financials, consumer discretionary and health care.
  Relatively strong-performing areas included communication services, information technology and utilities.
  Relatively weak-performing areas included materials, consumer discretionary and consumer staples.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Class I	6.12%	12.76%	9.89%
S&P 1500® Index (broad-based index)	20.21%	17.26%	14.25%
S&P MidCap 400® Index	6.38%	13.02%	10.17%

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,380,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 3,498,033
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,380	404	$3,498,033	13.97%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000115 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Midcap Index Fund, Inc.
Class Name	Investor Shares
Trading Symbol	PESPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$51	0.50%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 51	[2]
Expense Ratio, Percent	0.50%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s Investor Shares returned 5.85%.
  In comparison, the S&P MidCap 400® Index (the “Index”) returned 6.38% for the same period.
What affected the Fund’s performance?
  The U.S. mid-cap market advanced during the reporting period, supported by a resilient economy, easing inflation and stable employment.
  Mid-cap stocks underperformed their large-cap counterparts, reflecting limited exposure to artificial intelligence and technology and greater exposure to traditional areas such as financials, consumer discretionary and health care.
  Relatively strong-performing areas included communication services, information technology and utilities.
  Relatively weak-performing areas included materials, consumer discretionary and consumer staples.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses not reflected in Index results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 1 , 2015 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P 1500® Index (a broad-based index) and S&P MidCap 400® Index on 10/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	5.85%	12.47%	9.64%
S&P 1500® Index (broad-based index)	20.21%	17.26%	14.25%
S&P MidCap 400® Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,380,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 3,498,033
Investment Company Portfolio Turnover	13.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,380	404	$3,498,033	13.97%

Holdings [Text Block]
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.